NUVEEN CORE BOND FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Jeffrey Ebert and Wan-Chong Kung are no longer portfolio managers for Nuveen Core Bond Fund. Jason O’Brien will continue to serve as the portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CBS-0319P